EMPLOYEE BENEFITS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employee benefits expenses	$ 3,408,910	$ 4,083,605	$ 3,570,149